Average Annual Total Returns - Investor A, C and Institutional - BlackRock Advantage Small Cap Core Fund	Sep. 28, 2020
Institutional Shares
Average Annual Return:
1 Year	32.12%
5 Years	10.09%
Since Inception	11.63%
Inception Date	Mar. 14, 2013
Investor A Shares
Average Annual Return:
1 Year	24.87%
5 Years	8.63%
Since Inception	10.46%
Inception Date	Mar. 14, 2013
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	24.67%
5 Years	7.72%
Since Inception	8.84%
Inception Date	Mar. 14, 2013
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.85%
5 Years	6.48%
Since Inception	7.65%
Inception Date	Mar. 14, 2013
Investor C Shares
Average Annual Return:
1 Year	29.81%
5 Years	8.99%
Since Inception	10.50%
Inception Date	Mar. 14, 2013